                    [LETTERHEAD OF TCW GALILEO FUNDS, INC.]





                              February 26, 1996



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:  TCW Galileo Funds, Inc.
          File No. 33-52272
          Certification Pursuant to Rule 497(j)

Dear Sir or Madam:

     Please be advised that TCW Galileo Funds, Inc. ("Registrant") hereby certifies, pursuant to Rule 497(j) of the Securities Act of 1933, that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Registrant's most recent registration statement or amendment and the text of the most recent registration statement or amendment was filed electronically.

     Should you have questions regarding this certification, please do not hesitate to telephone the undersigned at (213) 244-0290.

                                          Very truly yours,

                                          TCW GALILEO FUNDS, INC.



                                          By:  /s/ Philip K. Holl
                                               ---------------------------
                                               Philip K. Holl
                                               Secretary